Note 19 - Capital Structure and Financial Matters - Schedule of Share Capital (Details) (Parentheticals)	Dec. 31, 2025 $ / shares shares	Dec. 31, 2025 kr / shares shares	Jan. 17, 2025 $ / shares	Jan. 16, 2025 kr / shares	Dec. 31, 2024 kr / shares shares	Jun. 30, 2023 kr / shares
Statement Line Items [Line Items]
Par value (in DKK per share) | (per share)			$ 0.25	kr 1
Ordinary shares [member]
Statement Line Items [Line Items]
Shares issued (in shares)	417,010,756	417,010,756			70,130,556
Par value (in DKK per share) | (per share)	$ 0.25	kr 0.25			kr 1	kr 1